Deferred Income Tax and Income Tax Expense - Summary of Movement in Deferred Income Tax Assets and Liabilities (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning	₩ (220,230)	₩ 4,367
Statements of profit or loss	(169,961)	(229,545)	₩ (72,124)
Other comprehensive income	1,631	4,948
Ending	(388,560)	(220,230)	4,367
Deferred tax liabilities investment in subsidiaries associates and joint ventures [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning	(240,633)	(181,564)
Statements of profit or loss	(18,299)	(68,166)
Other comprehensive income	3,748	9,097
Ending	(255,184)	(240,633)	(181,564)
Deferred tax liabilities depreciation and impairment loss [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning	(88,588)	(4,175)
Statements of profit or loss	(62,845)	(84,413)
Ending	(151,433)	(88,588)	(4,175)
Deferred tax liabilities plan assets [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning	(538,928)	(521,257)
Statements of profit or loss	(5,294)	(17,340)
Other comprehensive income	1,322	(331)
Ending	(542,900)	(538,928)	(521,257)
Deferred tax liabilities advanced depreciation provision [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning	(339,005)	(311,918)
Statements of profit or loss	(182,934)	(27,087)
Ending	(521,939)	(339,005)	(311,918)
Deferred tax liabilities contract assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning	(493,917)	(509,509)
Statements of profit or loss	69,615	15,592
Ending	(424,302)	(493,917)	(509,509)
Deferred tax liabilities financial assets at fair value through profit or loss [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning	(336)	(627)
Statements of profit or loss	(73)	291
Other comprehensive income	(11)
Ending	(420)	(336)	(627)
Deferred tax liabilities Financial assets at fair value through other comprehensive income [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning	(47,521)	(30,623)
Statements of profit or loss	(71,396)	(33,267)
Other comprehensive income	58,288	16,369
Ending	(60,629)	(47,521)	(30,623)
Other deferred tax liabilities [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning	(623,744)	(472,153)
Statements of profit or loss	(111,135)	(150,013)
Other comprehensive income	(3,274)	(1,578)
Ending	(738,153)	(623,744)	(472,153)
Deferred tax liabilities [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning	(2,372,672)	(2,031,826)
Statements of profit or loss	(382,361)	(364,403)
Other comprehensive income	60,073	23,557
Ending	(2,694,960)	(2,372,672)	(2,031,826)
Deferred tax assets depreciation and impairment loss [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning	225,821	226,960
Statements of profit or loss	(36,989)	(1,139)
Ending	188,832	225,821	226,960
Deferred tax assets contract liabilities [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning	148,454	140,494
Statements of profit or loss	(27,165)	7,960
Ending	121,289	148,454	140,494
Deferred tax assets defined benefit liabilities [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning	571,336	598,364
Statements of profit or loss	(22,423)	(8,663)
Other comprehensive income	(67,055)	(18,365)
Ending	481,858	571,336	598,364
Deferred tax assets provisions [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning	172,871	167,384
Statements of profit or loss	(20,894)	5,487
Other comprehensive income	(22)
Ending	151,955	172,871	167,384
Other deferred tax assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning	899,543	758,060
Statements of profit or loss	351,317	141,727
Other comprehensive income	8,635	(244)
Ending	1,259,495	899,543	758,060
Temporary differences [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning	(354,647)	(140,564)
Statements of profit or loss	(138,515)	(219,031)
Other comprehensive income	1,631	4,948
Ending	(491,531)	(354,647)	(140,564)
Deferred tax assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning	2,018,025	1,891,262
Statements of profit or loss	243,846	145,372
Other comprehensive income	(58,442)	(18,609)
Ending	2,203,429	2,018,025	1,891,262
Deferred tax assets tax credit carry forwards [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning	134,417	144,931
Statements of profit or loss	(31,446)	(10,514)
Ending	₩ 102,971	₩ 134,417	₩ 144,931